Rule 497(j)
                                             Reg. No. 33-26714
                                             Reg. No. 33-35341


Pursuant to Rule 497 (j) promulgated under the Securities Act of
1933, the Registrant, Dean Witter Select Municipal Trust, Insured
Long Term Series 30 and New York Portfolio Series 34, hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.


                    DEAN WITTER SELECT MUNICIPAL TRUST,
                    INSURED LONG TERM SERIES 30
                    NEW YORK PORTFOLIO SERIES 34

                    By:  Dean Witter Reynolds Inc.
                         (Depositor)


                         Thomas Hines
                         Thomas Hines
                         Authorized Signatory